Interim Condensed Consolidated Statements of Operations - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Revenue
Total revenue	$ 1,999,638	$ 1,678,737	$ 4,777,061	$ 3,984,153
Cruise operating expenses
Total cruise operating expenses	(1,058,168)	(909,119)	(2,672,931)	(2,291,645)
Other operating expenses
Selling and administration	(267,042)	(218,978)	(759,197)	(659,389)
Depreciation and amortization	(69,716)	(61,684)	(203,956)	(188,999)
Total other operating expenses	(336,758)	(280,662)	(963,153)	(848,388)
Operating income	604,712	488,956	1,140,977	844,120
Non-operating income (expense)
Interest income	17,607	16,758	57,504	49,965
Interest expense	(106,956)	(84,434)	(277,638)	(294,090)
Currency gain (loss)	4,545	(18,313)	(58,307)	(8,133)
Private Placement derivative loss	0	0	0	(364,214)
Other financial income (loss)	1,007	(18,359)	(73)	(164,882)
Income before income taxes	520,915	384,608	862,463	62,766
Income tax expense	(6,906)	(4,872)	(14,669)	(13,964)
Net income	514,009	379,736	847,794	48,802
Net income attributable to Viking Holdings Ltd	514,089	380,030	847,664	48,651
Net (loss) income attributable to non-controlling interests	$ (80)	$ (294)	$ 130	$ 151
Weighted-average ordinary and special shares outstanding
Basic	443,520	431,604	443,221	339,779
Diluted	446,638	435,521	445,964	341,922
Net income per share attributable to ordinary and special shares
Basic	$ 1.16	$ 0.88	$ 1.91	$ 0.12
Diluted	$ 1.15	$ 0.87	$ 1.9	$ 0.12
Commissions and Transportation Costs
Cruise operating expenses
Total cruise operating expenses	$ (402,833)	$ (366,616)	$ (979,513)	$ (850,104)
Direct Costs of Cruise, Land and Onboard
Cruise operating expenses
Total cruise operating expenses	(263,090)	(213,254)	(613,567)	(502,204)
Vessel Operating
Cruise operating expenses
Total cruise operating expenses	(392,245)	(329,249)	(1,079,851)	(939,337)
Cruise and Land
Revenue
Total revenue	1,858,420	1,564,842	4,448,582	3,710,665
Onboard and Other
Revenue
Total revenue	$ 141,218	$ 113,895	$ 328,479	$ 273,488